Document and Entity Information	Sep. 01, 2023
Cover [Abstract]
Entity Registrant Name	GLOBUS MEDICAL INC
Amendment Flag	true
Entity Central Index Key	0001237831
Document Type	8-K/A
Document Period End Date	Sep. 01, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-35621
Entity Tax Identification Number	04-3744954
Entity Address, Address Line One	2560 GENERAL ARMISTEAD AVENUE
Entity Address, City or Town	AUDUBON
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19403-5214
City Area Code	(610)
Local Phone Number	930-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	GMED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed by Globus Medical, Inc. (the “Company”) with the Securities and Exchange Commission on September 1, 2023, in connection with the acquisition (the “Acquisition”) of NuVasive, Inc. (“NuVasive”). This Amendment No. 1 on Form 8-K/A is being filed to provide the financial statements and pro forma financial information described below, in accordance with the requirements of Item 9.01 of Form 8-K.